Segment Information (Schedule Of Segment Information On Property, Plant And Equipment By Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment	$ 83.2	$ 287.5
United States [Member]
Property, plant and equipment	78.4	116.5
Ireland [Member]
Property, plant and equipment	$ 4.8	$ 171.0